Condensed financial information of the parent company (Details) - Schedule of parent company statements of operations and comprehensive loss - Parent [Member]	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
OPERATING EXPENSES
General and administrative	¥ (7,372,851)	$ (1,058,618)	¥ (10,704,897)	¥ (8,400,720)
Research and development	(242,803,298)	(34,862,490)	(27,394,359)	(43,402,651)
Stock compensation	(6,447,471)	(925,749)	(10,582,557)	(191,418,458)
Total operating expenses	(256,623,620)	(36,846,857)	(48,681,813)	(243,221,829)
LOSS FROM OPERATIONS	(256,623,620)	(36,846,857)	(48,681,813)	(243,221,829)
OTHER INCOME (EXPENSE)
Investment income (loss)	(29,052,387)	(4,171,437)	2,491,671	12,284,332
Interest income	78,931	11,333	2,408	37,679
Finance expense	(22,526)	(3,234)	(21,282)	(32,259)
Other income (expense), net	3,452,034	495,654	503,806	(147)
Equity income (loss) of subsidiaries	(75,563,525)	(10,849,659)	(190,267,969)	79,764,356
Total other income (expense), net	(101,107,473)	(14,517,343)	(187,291,366)	92,053,961
NET LOSS	(357,731,093)	(51,364,200)	(235,973,179)	(151,167,868)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	47,403,782	6,806,390	(19,536,206)	(38,531,887)
COMPREHENSIVE LOSS	¥ (310,327,311)	$ (44,557,810)	¥ (255,509,385)	¥ (189,699,755)